Supplemental Cash Flow Information - Cash Portion of Purchase Price of Vessels Acquired from Teekay Corporation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Indemnification payment on Voyageur LLC from Teekay Corporation (note 11f)	$ 6,181	$ (234,125)
Purchase of vessels from Teekay Corporation	6,181	(286,645)
Itajai FPSO Joint Venture [Member]
Business Acquisition [Line Items]
Purchase of vessels from Teekay Corporation		(52,520)
Dropdown Predecessor [Member]
Business Acquisition [Line Items]
Indemnification payment on Voyageur LLC from Teekay Corporation (note 11f)	$ 6,181	$ (234,125)